Document and Entity Information	Dec. 10, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001764013
Document Type	8-K
Document Period End Date	Dec. 10, 2025
Entity Registrant Name	IMMUNOVANT, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38906
Entity Tax Identification Number	83-2771572
Entity Address, Address Line One	320 West 37th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	(917)
Local Phone Number	580-3099
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	IMVT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false